Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

June 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Information Technology – 20.0%
Electronic Equipment, Instruments & Components – 1.1%
Keyence Corp.	46,600	$19,528,268
Simplo Technology Co., Ltd.	2,161,000	23,575,942

		43,104,210

IT Services – 4.8%
Capgemini SE	971,890	112,157,505
GDS Holdings Ltd. (ADR)(a)	580,270	46,224,308
Otsuka Corp.	496,900	26,244,103

		184,625,916

Semiconductors & Semiconductor Equipment – 6.4%
ASML Holding NV	337,660	123,520,362
Nanya Technology Corp.	18,394,000	38,377,103
SCREEN Holdings Co., Ltd.	358,100	16,823,952
SK Hynix, Inc.	556,970	39,766,803
Taiwan Semiconductor Manufacturing Co., Ltd.	2,447,000	26,132,766

		244,620,986

Software – 6.5%
Avast PLC(b)	4,330,940	28,306,429
Check Point Software Technologies Ltd.(a)	427,210	45,895,170
Constellation Software, Inc./Canada	83,900	94,732,963
Nice Ltd.(a)	189,970	35,809,747
Oracle Corp. Japan	389,000	46,140,302

		250,884,611

Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co., Ltd.	1,010,240	44,720,933

		767,956,656

Consumer Staples – 14.0%
Beverages – 2.8%
Asahi Group Holdings Ltd.	792,300	27,827,349
Pernod Ricard SA	118,740	18,697,552
Wuliangye Yibin Co., Ltd. - Class A	2,430,908	59,063,603

		105,588,504

Food & Staples Retailing – 4.6%
Coles Group Ltd.	3,299,559	39,223,056
Jeronimo Martins SGPS SA	1,953,150	34,179,998
Koninklijke Ahold Delhaize NV	2,959,470	80,657,557
X5 Retail Group NV (GDR)(b)	651,240	23,053,896

		177,114,507

Food Products – 4.8%
Calbee, Inc.	1,156,100	31,954,187
Morinaga & Co., Ltd./Japan	608,400	23,626,022
Nestle SA	1,154,530	128,003,463

		183,583,672

Company	Shares	U.S. $ Value

Personal Products – 0.2%
Unilever PLC	174,790	$9,428,362

Tobacco – 1.6%
British American Tobacco PLC	513,600	19,698,008
Swedish Match AB	608,750	42,950,752

		62,648,760

		538,363,805

Financials – 13.5%
Banks – 6.0%
Bank Hapoalim BM	2,167,800	12,959,443
China CITIC Bank Corp., Ltd. - Class H	37,540,000	16,450,333
Erste Group Bank AG(a)	1,549,630	36,598,726
Hana Financial Group, Inc.	1,783,650	40,564,405
HDFC Bank Ltd.	1,391,195	19,564,976
Jyske Bank A/S(a)	500,590	14,730,183
KB Financial Group, Inc.	812,360	22,997,578
KBC Group NV	411,090	23,617,610
Mediobanca Banca di Credito Finanziario SpA	3,655,090	26,394,461
Turkiye Garanti Bankasi AS(a)	14,461,630	17,831,256

		231,708,971

Capital Markets – 3.6%
Partners Group Holding AG	100,150	91,205,883
Singapore Exchange Ltd.	7,615,800	45,829,295

		137,035,178

Consumer Finance – 0.0%
Isracard Ltd.	1	2

Diversified Financial Services – 0.5%
Fubon Financial Holding Co., Ltd.	13,058,000	19,495,811

Insurance – 2.9%
AIA Group Ltd.	3,913,600	36,621,905
ASR Nederland NV	1,248,100	38,400,723
NN Group NV	1,106,570	37,189,332

		112,211,960

Thrifts & Mortgage Finance – 0.5%
Housing Development Finance Corp., Ltd.	731,959	17,081,190

		517,533,112

Health Care – 9.7%
Health Care Equipment & Supplies – 2.0%
ConvaTec Group PLC(b)	6,158,811	14,874,113
Getinge AB - Class B	877,910	16,359,301
Koninklijke Philips NV	1,020,200	47,589,986

		78,823,400

Pharmaceuticals – 7.7%
Astellas Pharma, Inc.	3,759,900	62,788,676
Novo Nordisk A/S - Class B	1,270,260	82,754,559

Company	Shares	U.S. $ Value

Roche Holding AG	428,120	$148,321,976

		293,865,211

		372,688,611

Consumer Discretionary – 8.7%
Auto Components – 0.3%
Faurecia SE(a)	256,020	10,058,663

Automobiles – 3.7%
Guangzhou Automobile Group Co., Ltd. - Class H	34,276,000	24,972,422
Kia Motors Corp.	1,605,540	43,385,798
Peugeot SA	4,559,826	74,777,128

		143,135,348

Diversified Consumer Services – 1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)(a)	433,770	56,489,867

Hotels, Restaurants & Leisure – 0.6%
OPAP SA	2,593,340	24,714,244

Internet & Direct Marketing Retail – 2.6%
Alibaba Group Holding Ltd.(a)	3,677,760	99,239,888

		333,638,010

Industrials – 7.8%
Aerospace & Defense – 0.1%
Saab AB - Class B	197,852	4,972,874

Commercial Services & Supplies – 0.5%
Park24 Co., Ltd.	1,113,400	19,089,292

Electrical Equipment – 0.8%
Schneider Electric SE	278,190	30,944,913

Machinery – 1.9%
Sany Heavy Industry Co., Ltd.	6,026,824	16,075,431
Weichai Power Co., Ltd. - Class A	13,473,984	26,229,069
Weichai Power Co., Ltd. - Class H	4,660,000	8,780,040
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H(a)	30,156,600	23,348,624

		74,433,164

Professional Services – 2.8%
Recruit Holdings Co., Ltd.	1,180,300	40,590,718
RELX PLC	1,534,720	35,519,699
Wolters Kluwer NV	373,140	29,144,357

		105,254,774

Road & Rail – 1.7%
Aurizon Holdings Ltd.	12,155,190	41,362,583
East Japan Railway Co.	345,200	23,920,719

		65,283,302

		299,978,319

Company	Shares	U.S. $ Value

Utilities – 6.5%
Electric Utilities – 4.8%
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	5,863,900	$22,547,241
Contact Energy Ltd.	3,936,870	15,998,488
EDP - Energias de Portugal SA	14,500,740	69,215,783
Enel SpA	8,957,810	77,471,093

		185,232,605

Independent Power and Renewable Electricity Producers – 1.1%
China Yangtze Power Co., Ltd. - Class A	15,567,218	41,799,359

Multi-Utilities – 0.6%
RWE AG	653,510	22,877,458

		249,909,422

Materials – 6.2%
Chemicals – 1.5%
Akzo Nobel NV	435,770	39,149,831
Tosoh Corp.	1,547,200	21,253,731

		60,403,562

Construction Materials – 2.6%
Anhui Conch Cement Co., Ltd. - Class H	3,534,500	23,950,290
China Resources Cement Holdings Ltd.	24,700,000	30,463,072
Huaxin Cement Co., Ltd.	8,214,749	27,730,840
Taiwan Cement Corp.	12,028,000	17,501,137

		99,645,339

Metals & Mining – 2.1%
Evolution Mining Ltd.	13,969,390	55,493,231
Newcrest Mining Ltd.	1,097,910	24,345,146

		79,838,377

		239,887,278

Communication Services – 6.1%
Diversified Telecommunication Services – 2.4%
Nippon Telegraph & Telephone Corp.	3,893,000	90,704,703

Interactive Media & Services – 3.1%
Auto Trader Group PLC	6,138,970	39,969,321
Kakaku.com, Inc.	1,747,500	44,516,232
Z Holdings Corp.	6,680,900	32,788,003

		117,273,556

Wireless Telecommunication Services – 0.6%
China Mobile Ltd.	3,612,500	24,391,797

		232,370,056

Energy – 3.6%
Oil, Gas & Consumable Fuels – 3.6%
Beach Energy Ltd.	25,819,011	27,583,035
ENEOS Holdings, Inc.	6,837,900	24,374,127
LUKOIL PJSC (Sponsored ADR)	482,350	35,800,017
Repsol SA	3,299,005	29,149,910
Royal Dutch Shell PLC - Class B	1,459,100	22,120,388

		139,027,477

Company	Shares	U.S. $ Value

Real Estate – 2.7%
Equity Real Estate Investment Trusts (REITs) – 1.8%
Nippon Building Fund, Inc.	2,717	$15,473,771
Vicinity Centres	53,248,966	53,371,701

		68,845,472

Real Estate Management & Development – 0.9%
Aroundtown SA	2,519,911	14,443,636
UOL Group Ltd.	3,829,700	18,829,480

		33,273,116

		102,118,588

Total Common Stocks (cost $3,471,277,842)		3,793,471,334

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.13%(c) (d) (e) (cost $26,503,073)	26,503,073	26,503,073

Total Investments – 99.5% (cost $3,497,780,915)(f)		3,819,974,407
Other assets less liabilities - 0.5%		18,035,267

Net Assets – 100.0%		$3,838,009,674

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	101,235	USD	70,831	07/15/2020	$963,027
Bank of America, NA	CHF	95,549	USD	101,060	07/15/2020	174,099
Bank of America, NA	EUR	6,778	USD	7,641	07/15/2020	24,057
Bank of America, NA	EUR	8,122	USD	9,107	07/15/2020	(20,714)
Bank of America, NA	ILS	269,429	USD	78,193	07/15/2020	388,873
Bank of America, NA	USD	7,641	AUD	11,109	07/15/2020	26,309
Bank of America, NA	USD	7,696	CNY	54,444	07/15/2020	(398)
Bank of America, NA	TRY	88,445	USD	12,905	07/16/2020	40,710
Bank of America, NA	KRW	17,185,844	USD	13,853	08/13/2020	(476,594)
Bank of America, NA	USD	8,067	TWD	235,696	08/20/2020	8,056
Barclays Bank PLC	CAD	8,873	USD	6,546	07/15/2020	10,148
Barclays Bank PLC	USD	23,722	MYR	98,115	08/13/2020	(874,071)
BNP Paribas SA	USD	12,942	CNY	91,580	07/15/2020	3,340
Citibank, NA	BRL	133,677	USD	24,411	07/02/2020	(170,131)
Citibank, NA	USD	26,452	BRL	133,677	07/02/2020	(1,869,953)
Citibank, NA	CHF	5,136	USD	5,417	07/15/2020	(6,338)
Citibank, NA	EUR	7,243	USD	8,222	07/15/2020	82,678
Citibank, NA	SEK	50,228	USD	5,380	07/15/2020	(11,030)
Citibank, NA	USD	17,260	JPY	1,848,785	07/15/2020	(134,759)
Citibank, NA	USD	10,754	PLN	42,204	07/15/2020	(86,190)
Citibank, NA	USD	16,551	SEK	151,969	07/15/2020	(239,547)
Citibank, NA	USD	44,132	INR	3,446,925	07/23/2020	1,394,380

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	KRW	55,421,565		USD	45,309		08/13/2020	$(900,963)
Citibank, NA	USD	9,191		KRW	11,326,468		08/13/2020	253,405
Goldman Sachs Bank USA	SGD	23,876		USD	17,244		07/15/2020	110,898
Goldman Sachs Bank USA	USD	4,964		CNY	35,124		07/15/2020	1,104
Goldman Sachs Bank USA	USD	22,907		MXN	501,425		07/15/2020	(1,128,797)
Goldman Sachs Bank USA	USD	20,726		KRW	24,877,490		08/13/2020	16,734
Goldman Sachs Bank USA	USD	7,766		TWD	228,024		08/20/2020	46,068
HSBC Bank USA	USD	1,151		JPY	123,252		07/15/2020	(8,980)
JPMorgan Chase Bank, NA	EUR	84,696		USD	96,385		07/15/2020	1,202,742
JPMorgan Chase Bank, NA	NZD	13,432		USD	8,790		07/15/2020	122,060
JPMorgan Chase Bank, NA	USD	23,379		CNY	165,710		07/15/2020	44,237
JPMorgan Chase Bank, NA	USD	13,776		NOK	127,636		07/15/2020	(514,792)
Morgan Stanley Capital Services, Inc.	BRL	191,302		USD	35,192		07/02/2020	13,590
Morgan Stanley Capital Services, Inc.	USD	34,935		BRL	191,302		07/02/2020	243,472
Morgan Stanley Capital Services, Inc.	RUB	1,506,244		USD	20,171		07/14/2020	(962,135)
Morgan Stanley Capital Services, Inc.	GBP	7,458		USD	9,206		07/15/2020	(35,873)
Morgan Stanley Capital Services, Inc.	SEK	32,270		USD	3,457		07/15/2020	(6,405)
Morgan Stanley Capital Services, Inc.	USD	156,135		CAD	208,972		07/15/2020	(2,201,709)
Morgan Stanley Capital Services, Inc.	USD	169,854		GBP	132,934		07/15/2020	(5,121,993)
Morgan Stanley Capital Services, Inc.	USD	40,555		ZAR	676,395		07/15/2020	(1,631,471)
Morgan Stanley Capital Services, Inc.	USD	14,321		IDR	229,143,030		07/23/2020	1,406,462
Morgan Stanley Capital Services, Inc.	USD	35,154		BRL	191,302		08/04/2020	(33,678)
Morgan Stanley Capital Services, Inc.	KRW	25,922,618		USD	21,669		08/13/2020	54,775
Morgan Stanley Capital Services, Inc.	KRW	8,437,066		USD	6,932		08/13/2020	(103,270)
Morgan Stanley Capital Services, Inc.	USD	9,049		KRW	11,087,213		08/13/2020	195,923
Morgan Stanley Capital Services, Inc.	TWD	228,024		USD	7,731		08/20/2020	(81,087)
Standard Chartered Bank	USD	6,353		KRW	7,696,790		08/13/2020	64,458
State Street Bank & Trust Co.	CNY	847,140		USD	119,671		07/15/2020	(73,685)
State Street Bank & Trust Co.	EUR	0	**	USD	0	**	07/15/2020	3
State Street Bank & Trust Co.	USD	19,086		GBP	15,095		07/15/2020	(380,557)
State Street Bank & Trust Co.	USD	20,785		THB	653,373		07/15/2020	354,245
State Street Bank & Trust Co.	MYR	25,041		USD	5,735		08/13/2020	(95,717)
UBS AG	BRL	57,625		USD	10,523		07/02/2020	(73,340)
UBS AG	USD	10,876		BRL	57,625		07/02/2020	(279,208)
UBS AG	AUD	16,764		USD	11,540		07/15/2020	(30,079)
UBS AG	CHF	7,941		USD	8,331		07/15/2020	(53,092)
UBS AG	EUR	59,505		USD	67,207		07/15/2020	335,209
UBS AG	USD	6,881		AUD	9,997		07/15/2020	18,267
UBS AG	USD	23,441		JPY	2,516,344		07/15/2020	(132,923)

								$(10,140,150)

**	Notional amount less than 500.
(a)	Non-income producing security.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate market value of these securities amounted to $66,234,438 or 1.7% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $542,160,055 and gross unrealized depreciation of investments was $(230,106,713), resulting in net unrealized appreciation of $312,053,342.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2020 (unaudited)

14.9%	Japan
13.7%	China
10.4%	Netherlands
9.6%	Switzerland
6.5%	France
6.3%	Australia
5.0%	South Korea
4.4%	United Kingdom
3.3%	Taiwan
2.7%	Italy
2.7%	Portugal
2.5%	Denmark
2.5%	Canada
14.8%	Other
0.7%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.5% or less in the following: Austria, Belgium, Brazil, Germany, Greece, Hong Kong, India, Israel, New Zealand, Russia, Singapore, Spain, Sweden and Turkey.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

June 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$186,852,441	$581,104,215		$—	$767,956,656
Consumer Staples	23,053,896	515,309,909		—	538,363,805
Financials	—	517,533,112		—	517,533,112
Health Care	47,589,986	325,098,625		—	372,688,611
Consumer Discretionary	56,489,867	277,148,143		—	333,638,010
Industrials	64,664,056	235,314,263		—	299,978,319
Utilities	22,547,241	227,362,181		—	249,909,422
Materials	—	239,887,278		—	239,887,278
Communication Services	—	232,370,056		—	232,370,056
Energy	35,800,017	103,227,460		—	139,027,477
Real Estate	—	102,118,588		—	102,118,588
Short-Term Investments	26,503,073	—		—	26,503,073

Total Investments in Securities	463,500,577	3,356,473,830	(a)	—	3,819,974,407

Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	7,599,329	—	7,599,329
Liabilities:
Forward Currency Exchange Contracts	—	(17,739,479)	—	(17,739,479)

Total	$463,500,577	$3,346,333,680	$—	$3,809,834,257

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30,2020 is as follows:

Fund	Market Value 09/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$19,510	$682,193	$675,200	$26,503	$272